Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments
As of December 31, 2017, minimum future rental payments under such non-cancelable operating leases are as follows:

Year Ending December 31,	U.S. Dollars (in thousands)

2018	1,070
2019	814
2020	533
Thereafter	154
2,571

Allowance For Doubtful Accounts
The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars (in thousands)
2015	725	38	-	(8)	755
2016	755	16	(180)	-	591
2017	591	-	-	-	591